Convertible Note Arrangement - Convertible notes roll forward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible note payable
Interest payment	$ (3,183)	$ 0
Less: accrued interest	(1,300)	(1,164)
Convertible Note
Convertible note payable
Beginning of year	22,541
Effective interest	6,954	2,308
Foreign exchange loss	2,728	269
Interest payment	(3,183)
Portion derecognized due to conversions	(2,078)	(3,083)
Convertible note payable -end of year	26,962	23,705
Balance	25,662	22,541
Convertible Note - Tranche # 1
Convertible note payable
Issuance		22,015
Convertible Note - Tranche # 2
Convertible note payable
Issuance	$ 2,196	$ 2,196